Financial instruments and risk management - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2020 USD ($)
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Minimum percentage of fixed rate debt on total debt	70.00%			70.00%
Total listed bonds	£ 18,044,000,000	£ 15,953,000,000	£ 13,491,000,000
Currency Swap Contract and Interest Rate Swap | Credit Support Agreements
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Notional amount	2,836,000,000
Net cash inflow (outflow) from netting and credit support agreements	£ 460,000,000	129,000,000	(220,000,000)
9.625% US$2,670m bond due December 2030a (minimum 8.625%)
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Percentage of interest accrued if rating downgrade	0.25%			0.25%
Total listed bonds	£ 2,203,000,000	2,096,000,000	1,943,000,000
Expected change in financial expenses	11,000,000
Notional amount | $				$ 2,670,000,000
Debt maturing in March 2025
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Undrawn committed borrowing facilities	2,100,000,000	£ 2,100,000,000	£ 2,100,000,000
Due within one year
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Term debt	£ 1,300,000,000
Interest rate risk
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Reasonably possible increase in risk variable, percent	1.00%
Reasonably possible decrease in risk variable, percent	1.00%
Reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Reasonably possible increase in risk variable, percent	10.00%
Reasonably possible decrease in risk variable, percent	10.00%